Condensed consolidated statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions		3 Months Ended
	Oct. 09, 2018	Mar. 31, 2019
Nat West Bank
Disclosure of transactions between related parties [line items]
Contribution under the MoU to strengthen funding of the Main section	£ 2,000
NatWest Markets Plc
Disclosure of transactions between related parties [line items]
Contribution under the MoU to strengthen funding of the Main section		£ 53